Condensed Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 49,964,919		$ 40,638,802	$ 24,580	$ 9,350,697
Beginning balance, shares at Dec. 31, 2021	131,424,989
Stock-based compensation	$ 159,998				159,998
Net loss and comprehensive loss			(731,042)		(731,042)
Ending balance, value at Mar. 31, 2022	$ 50,124,917		41,369,844	24,580	8,779,653
Ending balance, shares at Mar. 31, 2022	131,424,989
Beginning balance, value at Dec. 31, 2021	$ 49,964,919		40,638,802	24,580	9,350,697
Beginning balance, shares at Dec. 31, 2021	131,424,989
Net loss and comprehensive loss					(1,452,719)
Ending balance, value at Jun. 30, 2022	$ 50,389,216		42,091,521	24,580	8,322,275
Ending balance, shares at Jun. 30, 2022	131,581,499
Beginning balance, value at Dec. 31, 2021	$ 49,964,919		40,638,802	24,580	9,350,697
Beginning balance, shares at Dec. 31, 2021	131,424,989
Ending balance, value at Dec. 31, 2022	$ 50,664,887	$ 11,793	41,985,915	24,580	8,691,759
Ending balance, shares at Dec. 31, 2022	131,347,999
Beginning balance, value at Mar. 31, 2022	$ 50,124,917		41,369,844	24,580	8,779,653
Beginning balance, shares at Mar. 31, 2022	131,424,989
Stock-based compensation	$ 184,594				184,594
Net loss and comprehensive loss			(721,677)		(721,677)
Shares issued	$ 79,705				79,705
Shares issued, shares	156,510
Ending balance, value at Jun. 30, 2022	$ 50,389,216		42,091,521	24,580	8,322,275
Ending balance, shares at Jun. 30, 2022	131,581,499
Beginning balance, value at Dec. 31, 2022	$ 50,664,887	11,793	41,985,915	24,580	8,691,759
Beginning balance, shares at Dec. 31, 2022	131,347,999
Stock-based compensation	$ 111,974				111,974
Repurchase of common shares	$ (12,310)	11,793			(517)
Repurchase of common shares, (in shares)	(43,500)
Net loss and comprehensive loss			(1,066,612)		(1,066,612)
Ending balance, value at Mar. 31, 2023	$ 50,764,551		43,052,527	24,580	7,736,604
Ending balance, shares at Mar. 31, 2023	131,304,499
Beginning balance, value at Dec. 31, 2022	$ 50,664,887	11,793	41,985,915	24,580	8,691,759
Beginning balance, shares at Dec. 31, 2022	131,347,999
Net loss and comprehensive loss					(1,576,028)
Ending balance, value at Jun. 30, 2023	$ 50,900,898		43,561,943	24,580	7,363,535
Ending balance, shares at Jun. 30, 2023	131,304,499
Beginning balance, value at Mar. 31, 2023	$ 50,764,551		43,052,527	24,580	7,736,604
Beginning balance, shares at Mar. 31, 2023	131,304,499
Stock-based compensation	$ 136,347				136,347
Net loss and comprehensive loss			(509,416)		(509,416)
Ending balance, value at Jun. 30, 2023	$ 50,900,898		$ 43,561,943	$ 24,580	$ 7,363,535
Ending balance, shares at Jun. 30, 2023	131,304,499